Other Comprehensive Income (loss) - Summary of Comprehensive Income Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts Reclassified Out Of Accumulated Other Comprehensive Income Loss [Abstract]
Beginning balance, Gains/(losses) on Cash Flow Hedges	$ (3,733)	$ (3,595)	$ (1,886)
Other comprehensive income/(loss) before reclassification, Gains/(losses) on Cash Flow Hedges	1,218	(138)	(1,709)
Amounts reclassified from AOCI, Gains/(losses) on Cash Flow Hedges
Ending balance, Gains/(losses) on Cash Flow Hedges	(2,515)	(3,733)	(3,595)
Beginning balance, Unrealized gains/(losses) on available-for-sale securities	29,464	25,102	17,794
Other comprehensive income/(loss) before reclassification, Unrealized gains/(losses) on available-for-sale securities	(21,474)	4,827	7,631
Amounts reclassified from AOCI, Unrealized gains/(losses) on available-for-sale securities	(382)	(465)	(323)
Ending Balance, Unrealized gains/(losses) on available-for-sale securities	7,608	29,464	25,102
Beginning balance, Defined benefit pension plan items	(628)	(602)	(574)
Other comprehensive income/(loss) before reclassification, Defined benefit pension plan items	55	(127)	(147)
Amounts reclassified from AOCI, Defined benefit pension plan items	95	101	119
Ending balance, Defined benefit pension plan items	(478)	(628)	(602)
Beginning balance, Total	25,103	20,905	15,334
Other comprehensive income/(loss) before reclassification, Total	(20,201)	4,562	5,775
Amounts reclassified from AOCI, Total	(287)	(364)	(204)
Ending balance, Total	$ 4,615	$ 25,103	$ 20,905